UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	VANGUARD INSTITUTIONAL INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Institutional Total Bond Market Index	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (67.3%)
U.S. Government Securities (23.3%)
U.S. Treasury Bond	10.375%	11/15/2009	$1,530	$1,546
U.S. Treasury Bond	10.00%	5/15/2010	850	891
U.S. Treasury Bond	12.00%	8/15/2013	1,500	1,980
U.S. Treasury Bond	13.25%	5/15/2014	750	1,066
U.S. Treasury Bond	12.50%	8/15/2014	1,975	2,775
U.S. Treasury Bond	11.25%	2/15/2015	3,200	5,092
U.S. Treasury Bond	9.875%	11/15/2015	2,250	3,356
U.S. Treasury Bond	9.25%	2/15/2016	3,100	4,464
U.S. Treasury Bond	7.50%	11/15/2016	225	289
U.S. Treasury Bond	8.75%	5/15/2017	875	1,235
U.S. Treasury Bond	8.875%	8/15/2017	7,965	11,361
U.S. Treasury Bond	9.125%	5/15/2018	7,000	10,234
U.S. Treasury Bond	8.875%	2/15/2019	9,950	14,372
U.S. Treasury Bond	8.125%	8/15/2019	1,455	1,991
U.S. Treasury Bond	8.50%	2/15/2020	400	566
U.S. Treasury Bond	8.75%	5/15/2020	540	781
U.S. Treasury Bond	8.75%	8/15/2020	275	398
U.S. Treasury Bond	7.875%	2/15/2021	990	1,339
U.S. Treasury Bond	8.125%	8/15/2021	1,425	1,976
U.S. Treasury Bond	8.00%	11/15/2021	1,705	2,344
U.S. Treasury Bond	7.25%	8/15/2022	3,300	4,248
U.S. Treasury Bond	7.625%	11/15/2022	5,695	7,605
U.S. Treasury Bond	6.25%	8/15/2023	25	29
U.S. Treasury Bond	6.875%	8/15/2025	1,500	1,883
U.S. Treasury Bond	6.75%	8/15/2026	725	900
U.S. Treasury Bond	6.50%	11/15/2026	50	60
U.S. Treasury Bond	6.625%	2/15/2027	30	37
U.S. Treasury Bond	6.375%	8/15/2027	6,050	7,224
U.S. Treasury Bond	5.50%	8/15/2028	4,050	4,354
U.S. Treasury Bond	5.25%	11/15/2028	475	494
U.S. Treasury Bond	6.25%	5/15/2030	250	297
U.S. Treasury Note	6.50%	8/15/2005	750	778
U.S. Treasury Note	5.75%	11/15/2005	125	130
U.S. Treasury Note	1.875%	11/30/2005	9,750	9,706
U.S. Treasury Note	1.875%	12/31/2005	12,825	12,759
U.S. Treasury Note	1.875%	1/31/2006	7,000	6,956
U.S. Treasury Note	1.625%	2/28/2006	4,375	4,330
U.S. Treasury Note	2.25%	4/30/2006	5,100	5,085
U.S. Treasury Note	6.875%	5/15/2006	6,565	7,026
U.S. Treasury Note	2.50%	5/31/2006	8,025	8,028
U.S. Treasury Note	2.75%	6/30/2006	4,550	4,568
U.S. Treasury Note	7.00%	7/15/2006	12,515	13,487
U.S. Treasury Note	6.50%	10/15/2006	10,450	11,249
U.S. Treasury Note	4.375%	5/15/2007	300	312
U.S. Treasury Note	6.625%	5/15/2007	3,300	3,618
U.S. Treasury Note	6.125%	8/15/2007	5,875	6,402
U.S. Treasury Note	5.625%	5/15/2008	12,005	13,061
U.S. Treasury Note	3.125%	9/15/2008	1,225	1,224
U.S. Treasury Note	3.125%	10/15/2008	5,275	5,267
U.S. Treasury Note	4.75%	11/15/2008	3,975	4,215
U.S. Treasury Note	3.375%	12/15/2008	475	478
U.S. Treasury Note	3.25%	1/15/2009	11,500	11,504
U.S. Treasury Note	6.00%	8/15/2009	2,150	2,404
U.S. Treasury Note	6.50%	2/15/2010	75	86
U.S. Treasury Note	5.75%	8/15/2010	875	975
U.S. Treasury Note	5.00%	8/15/2011	25	27
U.S. Treasury Note	4.875%	2/15/2012	10,565	11,257
U.S. Treasury Note	4.375%	8/15/2012	8,390	8,646
U.S. Treasury Note	4.25%	8/15/2013	7,225	7,333

				256,098

Agency Bonds and Notes (10.3%)
Federal Farm Credit Bank*	3.25%	6/15/2007	1,625	1,632
Federal Home Loan Bank*	2.50%	12/15/2005	2,000	2,001
Federal Home Loan Bank*	5.125%	3/6/2006	2,650	2,742
Federal Home Loan Bank*	2.50%	3/15/2006	1,150	1,148
Federal Home Loan Bank*	2.25%	5/15/2006	1,000	993
Federal Home Loan Bank*	2.875%	9/15/2006	3,000	3,002
Federal Home Loan Bank*	6.50%	8/15/2007	2,450	2,672
Federal Home Loan Bank*	5.865%	9/2/2008	1,550	1,684
Federal Home Loan Bank*	3.625%	11/14/2008	750	752
Federal Home Loan Bank*	6.50%	11/13/2009	1,300	1,456
Federal Home Loan Bank*	7.625%	5/14/2010	4,350	5,145
Federal Home Loan Bank*	5.75%	5/15/2012	800	871
Federal Home Loan Mortgage Corp.*	2.125%	11/15/2005	2,250	2,242
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2006	1,650	1,707
Federal Home Loan Mortgage Corp.*	5.50%	7/15/2006	3,050	3,193
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	2,750	2,748
Federal Home Loan Mortgage Corp.*	5.75%	4/15/2008	2,725	2,939
Federal Home Loan Mortgage Corp.*	5.75%	3/15/2009	2,000	2,169
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	2,100	2,366
Federal Home Loan Mortgage Corp.*	7.00%	3/15/2010	2,500	2,873
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	3,400	3,911
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	750	812
Federal Home Loan Mortgage Corp.*	6.00%	6/15/2011	1,500	1,656
Federal Home Loan Mortgage Corp.*	5.50%	9/15/2011	1,100	1,183
Federal Home Loan Mortgage Corp.*	5.75%	1/15/2012	2,550	2,778
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	2,000	2,098
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2013	1,250	1,256
Federal Home Loan Mortgage Corp.*	4.00%	6/12/2013	850	803
Federal Home Loan Mortgage Corp.*	4.50%	7/15/2013	500	500
Federal Home Loan Mortgage Corp.*	6.75%	3/15/2031	889	1,057
Federal Home Loan Mortgage Corp.*	6.25%	7/15/2032	132	148
Federal National Mortgage Assn.*	5.50%	2/15/2006	1,500	1,559
Federal National Mortgage Assn.*	2.25%	5/15/2006	3,000	2,980
Federal National Mortgage Assn.*	5.25%	6/15/2006	1,750	1,821
Federal National Mortgage Assn.*	3.125%	7/15/2006	1,500	1,509
Federal National Mortgage Assn.*	2.625%	11/15/2006	3,500	3,481
Federal National Mortgage Assn.*	5.00%	1/15/2007	1,750	1,828
Federal National Mortgage Assn.*	7.125%	3/15/2007	1,500	1,645
Federal National Mortgage Assn.*	5.25%	4/15/2007	1,750	1,843
Federal National Mortgage Assn.*	6.625%	10/15/2007	3,560	3,908
Federal National Mortgage Assn.*	5.75%	2/15/2008	1,850	1,991
Federal National Mortgage Assn.*	6.00%	5/15/2008	1,000	1,087
Federal National Mortgage Assn.*	5.25%	1/15/2009	1,500	1,596
Federal National Mortgage Assn.*	6.375%	6/15/2009	600	667
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,015	5,651
Federal National Mortgage Assn.*	7.25%	1/15/2010	2,830	3,283
Federal National Mortgage Assn.*	6.625%	11/15/2010	500	569
Federal National Mortgage Assn.*	6.25%	2/1/2011	225	247
Federal National Mortgage Assn.*	6.00%	5/15/2011	1,000	1,103
Federal National Mortgage Assn.*	5.375%	11/15/2011	2,500	2,667
Federal National Mortgage Assn.*	6.125%	3/15/2012	2,600	2,896
Federal National Mortgage Assn.*	4.625%	5/1/2013	1,150	1,136
Federal National Mortgage Assn.*	4.625%	10/15/2013	1,000	1,005
Federal National Mortgage Assn.*	5.125%	1/2/2014	300	304
Federal National Mortgage Assn.*	7.125%	1/15/2030	750	926
Federal National Mortgage Assn.*	7.25%	5/15/2030	800	1,003
Federal National Mortgage Assn.*	6.625%	11/15/2030	800	934
Private Export Funding Corp. (U.S. Government Guaranteed)	7.20%	1/15/2010	1,325	1,533
State of Israel (U.S. Government Guaranteed)	5.50%	9/18/2023	250	261
State of Israel (U.S. Government Guaranteed)	5.50%	12/4/2023	200	209
State of Israel (U.S. Government Guaranteed)	5.50%	4/26/2024	125	130
Tennessee Valley Auth.*	5.375%	11/13/2008	325	347
Tennessee Valley Auth.*	7.125%	5/1/2030	1,650	2,039

				112,695

Mortgage-Backed Securities (33.7%)
Federal Home Loan Mortgage Corp.*	4.00%	7/1/2008-6/1/2019 (1)	8,403	8,260
Federal Home Loan Mortgage Corp.*	4.50%	3/1/2008-4/1/2034 (1)	23,684	23,647
Federal Home Loan Mortgage Corp.*	5.00%	6/1/2007-7/1/2034 (1)	41,407	41,527
Federal Home Loan Mortgage Corp.*	5.50%	12/1/2005-8/1/2034 (1)	26,295	26,827
Federal Home Loan Mortgage Corp.*	6.00%	1/1/2006-6/1/2033 (1)	12,831	13,351
Federal Home Loan Mortgage Corp.*	6.50%	2/1/2005-9/1/2033 (1)	13,415	14,119
Federal Home Loan Mortgage Corp.*	7.00%	10/27/2004-6/1/2032 (1)	4,823	5,124
Federal Home Loan Mortgage Corp.*	7.50%	10/1/2012-2/1/2032 (1)	1,485	1,591
Federal Home Loan Mortgage Corp.*	8.00%	6/1/2012-11/1/2031 (1)	821	887
Federal Home Loan Mortgage Corp.*	8.50%	6/1/2025-5/1/2030 (1)	364	399
Federal Home Loan Mortgage Corp.*	9.00%	2/1/2025-9/1/2030 (1)	32	35
Federal Home Loan Mortgage Corp.*	9.50%	2/1/2025 (1)	5	5
Federal National Mortgage Assn.*	4.00%	9/1/2010-11/1/2018 (1)	4,587	4,510
Federal National Mortgage Assn.*	4.50%	5/1/2018-6/1/2034 (1)	22,146	21,871
Federal National Mortgage Assn.*	5.00%	9/1/2009-6/1/2034 (1)	46,763	46,713
Federal National Mortgage Assn.*	5.50%	5/1/2009-9/1/2034 (1)	63,932	65,060
Federal National Mortgage Assn.*	6.00%	11/1/2008-8/1/2034 (1)	26,755	27,790
Federal National Mortgage Assn.*	6.50%	1/1/2012-3/1/2033 (1)	12,512	13,157
Federal National Mortgage Assn.*	7.00%	7/1/2014-11/1/2011 (1)	4,989	5,288
Federal National Mortgage Assn.*	7.50%	11/1/2011-10/1/2031 (1)	1,813	1,942
Federal National Mortgage Assn.*	8.00%	12/1/2029-6/1/2031 (1)	439	473
Federal National Mortgage Assn.*	8.50%	4/1/2030-4/1/2031 (1)	185	199
Federal National Mortgage Assn.*	9.00%	8/1/2030 (1)	10	11
Federal National Mortgage Assn.*	9.50%	11/1/2025 (1)	15	17
Government National Mortgage Assn	4.50%	8/15/2018-9/15/2033 (1)	1,582	1,558
Government National Mortgage Assn	5.00%	2/15/2018-6/15/2034 (1)	8,275	8,263
Government National Mortgage Assn	5.50%	2/15/2017-5/15/2034 (1)	14,523	14,795
Government National Mortgage Assn	6.00%	9/15/2013-3/15/2034 (1)	10,144	10,534
Government National Mortgage Assn	6.50%	5/15/2013-3/15/2033 (1)	6,334	6,692
Government National Mortgage Assn	7.00%	10/15/2010-6/15/2032 (1)	3,327	3,547
Government National Mortgage Assn	7.50%	5/15/2023-10/15/2031 (1)	1,369	1,479
Government National Mortgage Assn	8.00%	7/15/2025-11/15/2030 (1)	1,163	1,266
Government National Mortgage Assn	8.50%	12/15/2024-7/15/2030 (1)	81	89
Government National Mortgage Assn	9.00%	5/15/2025-9/15/2030 (1)	59	64
Government National Mortgage Assn	9.50%	11/15/2017 (1)	23	26

				371,116

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $734,100)				739,909

CORPORATE BONDS (27.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.1%)
American Express Credit Account Master Trust	1.89%	11/17/2008 (1)(3)	4,100	4,109
American Express Credit Account Master Trust	1.88%	12/15/2008 (1)(3)	4,900	4,911
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-	6.42%	9/25/2008 (1)	679	706
California Infrastructure &Economic Development Bank Special Purpose Trust SDG&E-1	6.31%	9/25/2008 (1)	733	763
Capital One Master Trust	1.90%	1/15/2009 (1)(3)	3,000	3,006
Carco Auto Loan Master Trust	1.825%	11/15/2006 (1)(3)	5,000	5,002
Chase Credit Card Master Trust	1.86%	2/15/2007 (1)(3)	1,000	1,000
Chase Credit Card Master Trust	1.82%	3/17/2008 (1)(3)	1,000	1,001
Chase Credit Card Master Trust	1.90%	6/16/2008 (1)(3)	10,000	10,020
Citibank Credit Card Master Trust	5.875%	3/10/2011 (1)	1,750	1,903
Countrywide Home Loans	4.545%	9/19/2032 (1)	334	334
Countrywide Home Loans	4.124%	5/25/2033 (1)	951	951
Discover Card Master Trust I	1.89%	4/16/2007 (1)(3)	4,000	4,000
Discover Card Master Trust I	1.94%	9/18/2007 (1)(3)	4,000	4,003
First USA Credit Card Master Trust	1.961%	9/19/2008 (1)(3)	6,000	6,010
Gracechurch Card Funding PLC	1.81%	8/15/2008 (1)(3)	8,000	8,006
Harley-Davidson Motorcycle Trust	4.50%	1/15/2010 (1)	1,562	1,589
Honda Auto Receivables Owner Trust	4.22%	4/16/2007 (1)	325	329
Household Credit Card Master Note Trust I	1.90%	8/15/2008 (1)(3)	3,000	3,004
MBNA Credit Card Master Note Trust	4.95%	6/15/2009 (1)	1,300	1,356
PECO Energy Transition Trust	5.80%	3/1/2007 (1)	1,245	1,263
PP&L Transition Bond Co. LLC	6.96%	12/26/2007 (1)	1,500	1,557
PSEG Transition Funding LLC	6.89%	12/15/2017 (1)	200	233
Salomon Brothers Mortgage Securities VII	4.135%	9/25/2033 (1)	1,493	1,482
Toyota Auto Receivables Owner Trust	2.65%	11/15/2006 (1)	731	733
Toyota Auto Receivables Owner Trust	4.00%	7/15/2008 (1)	100	101
Washington Mutual Mortgage Pass-Through Certificates	5.493%	4/26/2032 (1)	297	300

				67,672

Finance (8.0%)
Banking (3.3%)
Abbey National PLC	7.95%	10/26/2029	400	509
ABN AMRO Bank NV	7.55%	6/28/2006	250	269
Bank of America Corp.	7.125%	9/15/2006	600	646
Bank of America Corp.	5.25%	2/1/2007	550	578
Bank of America Corp.	3.375%	2/17/2009	250	246
Bank of America Corp.	4.375%	12/1/2010	300	302
Bank of America Corp.	7.40%	1/15/2011	700	816
Bank of America Corp.	5.375%	6/15/2014	150	156
Bank of New York Co., Inc.	3.75%	2/15/2008	375	378
Bank One Corp.	6.875%	8/1/2006	600	642
Bank One Corp.	2.625%	6/30/2008	100	96
Bank One Corp.	6.00%	2/17/2009	795	860
Bank One Corp.	7.875%	8/1/2010	725	857
BankAmerica Capital II	8.00%	12/15/2026	500	561
BankAmerica Corp.	5.875%	2/15/2009	375	407
BB&T Corp.	4.75%	10/1/2012	150	150
BB&T Corp.	5.20%	12/23/2015	250	254
BBVA-Bancomer Capital Trust I	10.50%	2/16/2011 (2)	75	82
BSCH Issuances Ltd.	7.625%	9/14/2010	500	584
Citicorp	6.375%	11/15/2008	250	275
Citicorp Capital II	8.015%	2/15/2027	100	113
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	225	272
Citigroup, Inc.	6.75%	12/1/2005	1,750	1,836
Citigroup, Inc.	5.75%	5/10/2006	100	105
Citigroup, Inc.	4.25%	7/29/2009	225	229
Citigroup, Inc.	6.50%	1/18/2011	350	393
Citigroup, Inc.	5.625%	8/27/2012	975	1,044
Citigroup, Inc.	5.00%	9/15/2014 (2)	354	356
Citigroup, Inc.	4.875%	5/7/2015	200	198
Citigroup, Inc.	6.625%	6/15/2032	275	303
Citigroup, Inc.	6.00%	10/31/2033	450	460
CoreStates Capital Corp.	8.00%	12/15/2026 (2)	425	478
Deutsche Bank Financial LLC	5.375%	3/2/2015	325	333
Fifth Third Bancorp	6.75%	7/15/2005	300	309
Fifth Third Bank	3.375%	8/15/2008	200	199
First Union Corp.	7.50%	4/15/2035	100	126
First Union National Bank (NC)	7.80%	8/18/2010	275	327
Fleet Boston Financial Corp.	7.25%	9/15/2005	200	209
Fleet Capital Trust II	7.92%	12/11/2026	400	446
Golden West Financial Corp.	4.125%	8/15/2007	300	309
HSBC Bank PLC	6.95%	3/15/2011	200	227
HSBC Holdings PLC	7.50%	7/15/2009	350	402
HSBC Holdings PLC	5.25%	12/12/2012	550	570
J.P. Morgan Chase & Co.	5.25%	5/30/2007	950	1,005
J.P. Morgan Chase & Co.	4.00%	2/1/2008	250	254
J.P. Morgan Chase & Co.	3.625%	5/1/2008	900	901
J.P. Morgan Chase & Co.	6.625%	3/15/2012	400	448
J.P. Morgan Chase & Co.	4.875%	3/15/2014	250	248
J.P. Morgan Chase & Co.	5.125%	9/15/2014	250	252
J.P. Morgan Chase &Co.	5.25%	5/1/2015	200	203
J.P. Morgan, Inc.	6.70%	11/1/2007	400	439
JPM Capital Trust II	7.95%	2/1/2027	150	168
Manufacturers & Traders Trust Co.	8.00%	10/1/2010	300	357
Marshall & Ilsley Bank	4.125%	9/4/2007	225	232
Marshall & Ilsley Corp.	4.375%	8/1/2009	300	306
Mellon Capital II	7.995%	1/15/2027	500	569
Mellon Funding Corp.	5.00%	12/1/2014	200	203
National City Bank of Indiana	4.875%	7/20/2007	300	315
National City Corp.	3.20%	4/1/2008	250	247
NationsBank Corp.	6.375%	2/15/2008	500	544
NationsBank Corp.	7.25%	10/15/2025	500	589
North Fork Bancorp	5.875%	8/15/2012	250	267
PNC Funding Corp.	5.75%	8/1/2006	500	524
Regions Financial Corp.	6.375%	5/15/2012	300	333
Royal Bank of Scotland Group PLC	4.70%	7/3/2018	250	235
Royal Bank of Scotland Group PLC	7.648%	9/30/2031	500	591
Sanwa Bank Ltd.	8.35%	7/15/2009	150	176
Sanwa Bank Ltd.	7.40%	6/15/2011	325	373
Southtrust Corp.	5.80%	6/15/2014	125	133
Sumitomo Mitsui Banking Corp.	8.00%	6/15/2012	115	137
SunTrust Banks, Inc.	6.00%	2/15/2026	500	522
SunTrust Capital II	7.90%	6/15/2027	200	224
Swiss Bank Corp.	7.00%	10/15/2015	100	118
Swiss Bank Corp.	7.375%	6/15/2017	100	124
Synovus Financial Corp.	7.25%	12/15/2005	175	185
The Chase Manhattan Corp.	7.125%	2/1/2007	250	273
UFJ Finance Aruba AEC	6.75%	7/15/2013	200	223
Union Planters Bank NA	5.125%	6/15/2007	200	211
Union Planters Corp.	7.75%	3/1/2011	400	474
UnionBanCal Corp.	5.25%	12/16/2013	75	76
US Bancorp	5.10%	7/15/2007	500	527
US Bancorp	3.125%	3/15/2008	350	347
US Bank NA	2.85%	11/15/2006	175	174
US Bank NA	3.70%	8/1/2007	50	51
US Bank NA	6.375%	8/1/2011	200	223
US Bank NA	6.30%	2/4/2014	200	222
Wachovia Corp.	4.95%	11/1/2006	825	857
Wachovia Corp.	3.50%	8/15/2008	500	498
Washington Mutual Bank	6.875%	6/15/2011	1,200	1,356
Wells Fargo & Co.	5.125%	2/15/2007	250	263
Wells Fargo & Co.	3.50%	4/4/2008	625	627
Wells Fargo & Co.	3.125%	4/1/2009	250	244
Wells Fargo & Co.	6.45%	2/1/2011	625	701
Wells Fargo & Co.	4.95%	10/16/2013	200	204
Zions Bancorp	6.00%	9/15/2015	100	107
Brokerage (1.7%)
Bear Stearns Co., Inc.	5.70%	1/15/2007	600	634
Bear Stearns Co., Inc.	4.00%	1/31/2008	200	202
Bear Stearns Co., Inc.	2.875%	7/2/2008	350	340
Bear Stearns Co., Inc.	5.70%	11/15/2014	600	630
Credit Suisse First Boston USA, Inc.	5.75%	4/15/2007	675	715
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	500	518
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	200	217
Credit Suisse First Boston USA, Inc.	6.50%	1/15/2012	700	779
Credit Suisse First Boston USA, Inc.	5.50%	8/15/2013	100	104
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	300	303
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	100	118
Goldman Sachs Group, Inc.	4.125%	1/15/2008	475	484
Goldman Sachs Group, Inc.	3.875%	1/15/2009	400	401
Goldman Sachs Group, Inc.	6.60%	1/15/2012	350	388
Goldman Sachs Group, Inc.	5.70%	9/1/2012	600	631
Goldman Sachs Group, Inc.	5.25%	10/15/2013	250	255
Goldman Sachs Group, Inc.	5.15%	1/15/2014	350	352
Goldman Sachs Group, Inc.	5.00%	10/1/2014	150	148
Goldman Sachs Group, Inc.	5.50%	11/15/2014	675	697
Goldman Sachs Group, Inc.	6.125%	2/15/2033	200	201
Goldman Sachs Group, Inc.	6.345%	2/15/2034	375	377
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006	225	237
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008	300	304
Lehman Brothers Holdings, Inc.	7.00%	2/1/2008	700	774
Lehman Brothers Holdings, Inc.	3.60%	3/13/2009	850	840
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	175	195
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	100	98
Merrill Lynch & Co., Inc.	6.15%	1/26/2006	350	365
Merrill Lynch & Co., Inc.	5.36%	2/1/2007	250	261
Merrill Lynch & Co., Inc.	4.00%	11/15/2007	675	685
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	100	100
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	125	126
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	375	387
Merrill Lynch & Co., Inc.	5.30%	9/30/2015	150	154
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	450	517
Morgan Stanley Dean Witter	6.10%	4/15/2006	600	629
Morgan Stanley Dean Witter	6.875%	3/1/2007	200	216
Morgan Stanley Dean Witter	5.80%	4/1/2007	950	1,009
Morgan Stanley Dean Witter	3.625%	4/1/2008	500	500
Morgan Stanley Dean Witter	3.875%	1/15/2009	350	350
Morgan Stanley Dean Witter	4.75%	4/1/2014	800	772
Morgan Stanley Dean Witter	7.25%	4/1/2032	450	533
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	275	287
Salomon Smith Barney Holdings Inc.	6.50%	2/15/2008	300	329
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	125	127
American Express Co.	3.75%	11/20/2007	350	354
American Express Co.	4.75%	6/17/2009	100	103
American Express Credit Corp.	3.00%	5/16/2008	300	295
American General Finance Corp.	5.875%	7/14/2006	200	210
American General Finance Corp.	5.75%	3/15/2007	500	529
American General Finance Corp.	3.875%	10/1/2009	175	174
American General Finance Corp.	5.375%	10/1/2012	225	236
Capital One Bank	4.875%	5/15/2008	675	699
Capital One Bank	4.25%	12/1/2008	100	101
CIT Group, Inc.	4.125%	2/21/2006	550	560
CIT Group, Inc.	7.375%	4/2/2007	350	384
CIT Group, Inc.	5.75%	9/25/2007	200	213
CIT Group, Inc.	4.00%	5/8/2008	250	252
CIT Group, Inc.	4.75%	12/15/2010	50	51
CIT Group, Inc.	7.75%	4/2/2012	200	236
CIT Group, Inc.	5.00%	2/13/2014	150	149
CIT Group, Inc.	5.125%	9/30/2014	100	100
Countrywide Home Loan	5.50%	8/1/2006	550	573
Countrywide Home Loan	5.50%	2/1/2007	500	525
Countrywide Home Loan	2.875%	2/15/2007	125	124
Countrywide Home Loan	5.625%	5/15/2007	50	53
Countrywide Home Loan	4.125%	9/15/2009	400	399
General Electric Capital Corp.	2.75%	9/25/2006	300	299
General Electric Capital Corp.	2.80%	1/15/2007	350	348
General Electric Capital Corp.	5.375%	3/15/2007	1,050	1,105
General Electric Capital Corp.	4.25%	1/15/2008	1,000	1,026
General Electric Capital Corp.	3.50%	5/1/2008	250	250
General Electric Capital Corp.	4.625%	9/15/2009	500	518
General Electric Capital Corp.	7.375%	1/19/2010	750	867
General Electric Capital Corp.	4.25%	12/1/2010	100	101
General Electric Capital Corp.	6.125%	2/22/2011	875	963
General Electric Capital Corp.	5.45%	1/15/2013	300	318
General Electric Capital Corp.	4.75%	9/15/2014	475	475
General Electric Capital Corp.	6.75%	3/15/2032	700	807
Household Finance Corp.	6.50%	1/24/2006	475	498
Household Finance Corp.	7.20%	7/15/2006	125	134
Household Finance Corp.	5.75%	1/30/2007	350	370
Household Finance Corp.	4.625%	1/15/2008	850	878
Household Finance Corp.	4.75%	5/15/2009	200	206
Household Finance Corp.	6.375%	10/15/2011	525	579
Household Finance Corp.	7.00%	5/15/2012	925	1,058
International Lease Finance Corp.	3.125%	5/3/2007	25	25
International Lease Finance Corp.	5.625%	6/1/2007	575	607
International Lease Finance Corp.	4.50%	5/1/2008	250	257
International Lease Finance Corp.	6.375%	3/15/2009	250	273
MBNA America Bank NA	7.75%	9/15/2005 (2)	750	784
SLM Corp.	5.05%	11/14/2014	450	450
SLM Corp.	5.625%	8/1/2033	325	312
USA Education, Inc.	5.625%	4/10/2007	975	1,026
Wells Fargo Financial	5.50%	8/1/2012	375	400
Insurance (0.7%)
ACE Capital Trust II	9.70%	4/1/2030	100	137
ACE Ltd.	6.00%	4/1/2007	375	398
AEGON NV	4.75%	6/1/2013	125	124
Allstate Corp.	5.375%	12/1/2006	150	157
Allstate Corp.	7.20%	12/1/2009	475	543
Allstate Corp.	5.00%	8/15/2014	225	225
American General Capital II	8.50%	7/1/2030	50	66
American International Group, Inc.	2.85%	12/1/2005	300	301
American International Group, Inc.	2.875%	5/15/2008 (3)	150	147
Aon Capital Trust	8.205%	1/1/2027	250	286
Arch Capital Group Ltd.	7.35%	5/1/2034	150	157
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	125	126
Assurant, Inc.	5.625%	2/15/2014	50	51
Assurant, Inc.	6.75%	2/15/2034	100	104
AXA SA	8.60%	12/15/2030	350	456
Commerce Group, Inc.	5.95%	12/9/2013	75	77
Fidelity National Financial, Inc.	7.30%	8/15/2011	425	488
GE Global Insurance Holdings Corp.	7.00%	2/15/2026	75	83
GE Global Insurance Holdings Corp.	7.75%	6/15/2030	200	240
Genworth Financial, Inc.	4.75%	6/15/2009	100	103
Genworth Financial, Inc.	5.75%	6/15/2014	100	105
Genworth Financial, Inc.	6.50%	6/15/2034	150	161
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	200	196
Hartford Life, Inc.	7.375%	3/1/2031	300	358
Loews Corp.	5.25%	3/15/2016	150	145
Marsh & McLennan Cos., Inc.	6.25%	3/15/2012	300	328
MetLife, Inc.	5.25%	12/1/2006	375	392
MetLife, Inc.	5.00%	11/24/2013	125	126
MetLife, Inc.	6.375%	6/15/2034	200	212
Monumental Global Funding II	6.05%	1/19/2006 (2)	150	156
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	125	131
Principal Life Inc. Funding	5.10%	4/15/2014	200	203
Progressive Corp.	6.625%	3/1/2029	200	221
Protective Life Secured Trust	3.70%	11/24/2008	350	348
Prudential Financial, Inc.	4.50%	7/15/2013	125	121
Prudential Financial, Inc.	5.75%	7/15/2033	125	123
St. Paul Cos., Inc.	5.75%	3/15/2007	125	132
Travelers Property Casualty Corp.	3.75%	3/15/2008	175	175
Travelers Property Casualty Corp.	6.375%	3/15/2033	125	128
XL Capital Ltd.	5.25%	9/15/2014	125	125
Real Estate Investment Trusts (0.3% )
Boston Properties, Inc.	5.625%	4/15/2015	150	153
EOP Operating LP	7.75%	11/15/2007	500	557
EOP Operating LP	7.00%	7/15/2011	150	168
EOP Operating LP	4.75%	3/15/2014	125	121
ERP Operating LP	6.625%	3/15/2012	350	389
Health Care Property Investment, Inc.	6.45%	6/25/2012	300	326
Health Care REIT, Inc.	6.00%	11/15/2013	250	256
HRPT Properties Trust	6.25%	8/15/2016	100	103
ProLogis	5.50%	3/1/2013	100	103
Regency Centers LP	6.75%	1/15/2012	375	417
Rouse Co.	5.375%	11/26/2013	100	95
Simon Property Group Inc.	6.375%	11/15/2007	700	752
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007 (2)	75	75
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	125	124
Berkshire Hathaway Finance Corp.	4.20%	12/15/2010	200	201
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	100	100
Berkshire Hathaway Finance Corp.	5.10%	7/15/2014 (2)	25	26
J. Paul Getty Trust	5.875%	10/1/2033	125	129

				88,585

Industrial (11.8%)
Basic Industry (0.9%)
Alcan, Inc.	4.50%	5/15/2013	475	465
Alcan, Inc.	6.125%	12/15/2033	75	79
Alcoa, Inc.	4.25%	8/15/2007	1,275	1,308
BHP Finance USA Ltd.	8.50%	12/1/2012	300	379
Celulosa Arauco Constitution SA	8.625%	8/15/2010	150	180
Dow Chemical Co.	6.125%	2/1/2011	675	734
Dow Chemical Co.	7.375%	11/1/2029	100	116
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	500	567
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	150	151
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028	100	112
ICI Wilmington	4.375%	12/1/2008	200	200
Inco Ltd.	5.70%	10/15/2015	200	206
International Paper Co.	6.75%	9/1/2011	300	335
International Paper Co.	5.85%	10/30/2012 (3)	425	449
Noranda, Inc.	7.25%	7/15/2012	200	222
Placer Dome, Inc.	6.45%	10/15/2035	100	106
Potash Corp. of Saskatchewan	7.75%	5/31/2011	600	706
Praxair, Inc.	6.90%	11/1/2006	125	135
Praxair, Inc.	2.75%	6/15/2008	300	291
Praxair, Inc.	3.95%	6/1/2013	350	333
Rohm & Haas Co.	9.80%	4/15/2020 (1)	220	286
Rohm & Haas Co.	7.85%	7/15/2029	100	126
Vale Overseas Ltd.	8.625%	3/8/2007	200	220
Westvaco Corp.	8.20%	1/15/2030	225	268
Weyerhaeuser Co.	6.125%	3/15/2007	350	373
Weyerhaeuser Co.	5.95%	11/1/2008	350	377
Weyerhaeuser Co.	6.75%	3/15/2012	100	112
Weyerhaeuser Co.	7.375%	3/15/2032	525	607
Capital Goods (1.3%)
BAE Systems	7.156%	12/15/2011 (1)(2)	112	121
Boeing Capital Corp.	5.75%	2/15/2007	475	503
Boeing Capital Corp.	6.50%	2/15/2012	375	420
Caterpillar Financial Services Corp.	5.95%	5/1/2006	500	524
Caterpillar, Inc.	7.375%	3/1/2097	250	304
CRH America Inc.	6.95%	3/15/2012	200	227
CRH America Inc.	6.40%	10/15/2033	100	107
Deere & Co.	8.10%	5/15/2030	250	331
Emerson Electric Co.	4.625%	10/15/2012	500	501
General Dynamics Corp.	2.125%	5/15/2006	100	99
General Dynamics Corp.	3.00%	5/15/2008	100	98
General Dynamics Corp.	4.25%	5/15/2013	350	341
General Electric Co.	5.00%	2/1/2013	675	694
Goodrich Corp.	6.45%	12/15/2007	300	325
Hanson PLC	5.25%	3/15/2013	325	327
Honeywell International, Inc.	6.125%	11/1/2011	200	219
Ingersoll-Rand Co.	6.25%	5/15/2006	425	446
John Deere Capital Corp.	3.90%	1/15/2008	750	760
John Deere Capital Corp.	7.00%	3/15/2012	350	405
Lockheed Martin Corp.	7.65%	5/1/2016	425	519
Lockheed Martin Corp.	8.50%	12/1/2029	200	264
Masco Corp.	6.75%	3/15/2006	500	528
Masco Corp.	6.50%	8/15/2032	100	108
Northrop Grumman Corp.	7.75%	2/15/2031	150	184
Raytheon Co.	4.50%	11/15/2007	800	823
Raytheon Co.	5.50%	11/15/2012	200	209
Raytheon Co.	5.375%	4/1/2013	100	103
Republic Services, Inc.	7.125%	5/15/2009	200	225
Textron Financial Corp.	5.875%	6/1/2007	500	532
Textron, Inc.	6.50%	6/1/2012	200	222
The Boeing Co.	8.75%	8/15/2021	300	394
The Boeing Co.	6.125%	2/15/2033	125	132
TRW, Inc.	7.75%	6/1/2029	200	242
Tyco International Group SA	5.80%	8/1/2006	250	261
Tyco International Group SA	6.75%	2/15/2011	175	196
Tyco International Group SA	6.375%	10/15/2011	175	193
Tyco International Group SA	6.00%	11/15/2013	175	189
Tyco International Group SA	6.875%	1/15/2029	175	196
United Technologies Corp.	4.875%	11/1/2006	425	441
United Technologies Corp.	7.50%	9/15/2029	200	250
USA Waste Services, Inc.	7.00%	7/15/2028	150	165
Waste Management, Inc.	6.50%	11/15/2008	500	550
Waste Management, Inc.	7.375%	8/1/2010	100	115
Waste Management, Inc.	5.00%	3/15/2014	75	75
Waste Management, Inc.	7.75%	5/15/2032	100	121
Communication (2.7% )
America Movil SA de C.V	4.125%	3/1/2009 (2)	250	244
America Movil SA de C.V	5.50%	3/1/2014 (2)	125	122
AT&T Wireless Services, Inc.	7.875%	3/1/2011	450	533
AT&T Wireless Services, Inc.	8.125%	5/1/2012	375	453
AT&T Wireless Services, Inc.	8.75%	3/1/2031	500	656
BellSouth Capital Funding	7.875%	2/15/2030	600	727
BellSouth Corp.	5.00%	10/15/2006	275	285
BellSouth Corp.	4.20%	9/15/2009	150	151
BellSouth Corp.	5.20%	9/15/2014	175	176
BellSouth Corp.	6.55%	6/15/2034	75	79
BellSouth Telecommunications	6.375%	6/1/2028	250	256
British Sky Broadcasting Corp.	7.30%	10/15/2006	75	81
British Sky Broadcasting Corp.	6.875%	2/23/2009	75	83
British Sky Broadcasting Corp.	8.20%	7/15/2009	75	87
British Telecommunications PLC	7.875%	12/15/2005 (3)	650	688
British Telecommunications PLC	8.375%	12/15/2010 (3)	375	452
British Telecommunications PLC	8.875%	12/15/2030 (3)	525	688
Century Tel Enterprises	6.875%	1/15/2028	100	103
Cingular Wireless	7.125%	12/15/2031	100	111
Clear Channel Communications, Inc.	7.65%	9/15/2010	300	342
Clear Channel Communications, Inc.	5.50%	9/15/2014	225	224
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	375	453
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	100	134
Comcast Cable Communications, Inc.	6.375%	1/30/2006	250	261
Comcast Cable Communications, Inc.	6.75%	1/30/2011	250	277
Comcast Cable Communications, Inc.	8.875%	5/1/2017	200	255
Comcast Corp.	5.30%	1/15/2014	400	401
Comcast Corp.	6.50%	1/15/2015	350	377
Comcast Corp.	7.05%	3/15/2033	100	110
Cox Communications, Inc.	3.875%	10/1/2008	250	243
Cox Communications, Inc.	7.75%	11/1/2010	200	223
Deutsche Telekom International Finance	3.875%	7/22/2008	100	100
Deutsche Telekom International Finance	8.50%	6/15/2010 (3)	600	719
Deutsche Telekom International Finance	5.25%	7/22/2013	100	102
Deutsche Telekom International Finance	8.75%	6/15/2030 (3)	850	1,095
France Telecom	7.95%	3/1/2006 (3)	500	533
France Telecom	8.50%	3/1/2011 (3)	250	298
France Telecom	9.25%	3/1/2031 (3)	575	759
GTE Corp.	8.75%	11/1/2021	100	126
GTE South, Inc.	6.125%	6/15/2007	700	750
Koninklijke KPN NV	8.00%	10/1/2010	275	326
Koninklijke KPN NV	8.375%	10/1/2030	275	355
New England Telephone & Telegraph Co.	7.875%	11/15/2029	100	121
News America Holdings, Inc.	9.25%	2/1/2013	200	257
News America Holdings, Inc.	8.00%	10/17/2016	175	211
News America Holdings, Inc.	8.15%	10/17/2036	350	437
R.R. Donnelley & Sons Co.	3.75%	4/1/2009	100	98
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	125	124
SBC Communications, Inc.	5.75%	5/2/2006	200	209
SBC Communications, Inc.	6.25%	3/15/2011	225	246
SBC Communications, Inc.	5.875%	8/15/2012	800	855
Sprint Capital Corp.	6.00%	1/15/2007	400	423
Sprint Capital Corp.	6.125%	11/15/2008	400	432
Sprint Capital Corp.	7.625%	1/30/2011	100	116
Sprint Capital Corp.	8.375%	3/15/2012	200	242
Sprint Capital Corp.	6.875%	11/15/2028	125	131
Sprint Capital Corp.	8.75%	3/15/2032	725	920
TCI Communications, Inc.	8.00%	8/1/2005	465	485
TCI Communications, Inc.	8.75%	8/1/2015	375	466
Telecom Italia Capital	4.00%	11/15/2008 (2)	375	377
Telecom Italia Capital	4.00%	1/15/2010 (2)	175	174
Telecom Italia Capital	5.25%	11/15/2013 (2)	450	458
Telecom Italia Capital	4.95%	9/30/2014 (2)	150	148
Telecom Italia Capital	6.375%	11/15/2033 (2)	100	104
Telecom Italia Capital	6.00%	9/30/2034 (2)	150	147
Tele-Communications, Inc.	7.875%	8/1/2013	150	175
Telecomunicaciones de Puerto Rico	6.65%	5/15/2006	125	131
Telefonica Europe BV	7.35%	9/15/2005	275	287
Telefonica Europe BV	8.25%	9/15/2030	375	488
Telefonos de Mexico SA	8.25%	1/26/2006	175	188
Telefonos de Mexico SA	4.50%	11/19/2008	200	200
Telus Corp.	7.50%	6/1/2007	175	191
Telus Corp.	8.00%	6/1/2011	275	321
Thomson Corp.	5.75%	2/1/2008	400	422
Time Warner Entertainment	8.375%	3/15/2023	100	119
Time Warner Entertainment	8.375%	7/15/2033	450	548
Univision Communications, Inc.	2.875%	10/15/2006	100	99
US Cellular	6.70%	12/15/2033	175	174
USA Interactive	7.00%	1/15/2013	200	217
Verizon Global Funding Corp.	6.75%	12/1/2005	325	340
Verizon Global Funding Corp.	4.00%	1/15/2008	100	101
Verizon Global Funding Corp.	7.375%	9/1/2012	475	554
Verizon New Jersey, Inc.	5.875%	1/17/2012	400	426
Verizon New York, Inc.	6.875%	4/1/2012	175	194
Verizon New York, Inc.	7.375%	4/1/2032	600	666
Verizon Pennsylvania, Inc.	5.65%	11/15/2011	475	501
Verizon Wireless Capital	5.375%	12/15/2006	600	629
Vodafone AirTouch PLC	7.75%	2/15/2010	175	204
Vodafone AirTouch PLC	7.875%	2/15/2030	425	534
WPP Finance USA Corp.	5.875%	6/15/2014 (2)	150	153
Consumer Cyclical (2.8%)
Brinker International	5.75%	6/1/2014	75	79
Cendant Corp.	6.875%	8/15/2006	245	261
Cendant Corp.	6.25%	1/15/2008	350	378
Cendant Corp.	7.375%	1/15/2013	425	492
Centex Corp.	5.125%	10/1/2013	100	100
Chrysler Corp.	7.45%	3/1/2027	200	217
Costco Wholesale Corp.	5.50%	3/15/2007	175	185
CVS Corp.	4.00%	9/15/2009 (2)	150	150
CVS Corp.	4.875%	9/15/2014 (2)	125	125
DaimlerChrysler North America Holding Corp.	6.40%	5/15/2006	150	158
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	975	1,049
DaimlerChrysler North America Holding Corp.	4.75%	1/15/2008	200	206
DaimlerChrysler North America Holding Corp.	4.05%	6/4/2008	250	251
DaimlerChrysler North America Holding Corp.	8.00%	6/15/2010	200	234
DaimlerChrysler North America Holding Corp.	7.30%	1/15/2012	225	257
DaimlerChrysler North America Holding Corp.	6.50%	11/15/2013	300	326
DaimlerChrysler North America Holding Corp.	8.50%	1/18/2031	400	489
Delphi Corp.	6.50%	8/15/2013	300	310
Federated Department Stores, Inc.	6.79%	7/15/2027	100	108
Federated Department Stores, Inc.	6.90%	4/1/2029	200	220
Ford Capital BV	9.50%	6/1/2010	225	260
Ford Motor Co.	6.375%	2/1/2029	250	219
Ford Motor Co.	7.45%	7/16/2031	375	368
Ford Motor Co.	9.98%	2/15/2047	650	800
Ford Motor Credit Co.	6.875%	2/1/2006	1,175	1,230
Ford Motor Credit Co.	6.50%	1/25/2007	1,675	1,775
Ford Motor Credit Co.	7.75%	2/15/2007	225	244
Ford Motor Credit Co.	7.375%	10/28/2009	350	383
Ford Motor Credit Co.	7.875%	6/15/2010	250	279
Ford Motor Credit Co.	7.375%	2/1/2011	125	136
Ford Motor Credit Co.	7.25%	10/25/2011	800	865
Ford Motor Credit Co.	7.00%	10/1/2013	450	476
General Motors Acceptance Corp.	6.75%	1/15/2006	200	209
General Motors Acceptance Corp.	4.50%	7/15/2006	375	381
General Motors Acceptance Corp.	6.125%	9/15/2006	600	627
General Motors Acceptance Corp.	5.625%	5/15/2009	125	127
General Motors Acceptance Corp.	7.75%	1/19/2010	1,075	1,184
General Motors Acceptance Corp.	7.25%	3/2/2011	250	269
General Motors Acceptance Corp.	6.875%	9/15/2011	500	525
General Motors Acceptance Corp.	7.00%	2/1/2012	825	869
General Motors Acceptance Corp.	6.875%	8/28/2012	900	937
General Motors Acceptance Corp.	8.00%	11/1/2031	100	104
General Motors Corp.	7.20%	1/15/2011	475	504
General Motors Corp.	8.80%	3/1/2021	400	442
General Motors Corp.	8.25%	7/15/2023	450	476
General Motors Corp.	7.40%	9/1/2025	350	350
General Motors Corp.	8.375%	7/15/2033	200	213
Harrah's Operating Co., Inc.	7.125%	6/1/2007	175	189
Harrah's Operating Co., Inc.	7.50%	1/15/2009	250	278
Harrah's Operating Co., Inc.	5.375%	12/15/2013	25	25
Home Depot Inc.	3.75%	9/15/2009 (2)	250	249
Kohl's Corp.	6.00%	1/15/2033	100	102
Lear Corp.	5.75%	8/1/2014 (2)	50	52
Liberty Media Corp.	3.50%	9/25/2006	200	199
Liberty Media Corp.	7.875%	7/15/2009	300	335
Liberty Media Corp.	8.25%	2/1/2030	250	276
Lowe's Cos., Inc.	6.875%	2/15/2028	250	287
May Department Stores Co.	9.75%	2/15/2021 (1)	330	432
McDonald's Corp.	6.00%	4/15/2011	250	273
Nordstrom, Inc.	6.95%	3/15/2028	100	110
Pulte Homes, Inc.	4.875%	7/15/2009	200	205
Pulte Homes, Inc.	5.25%	1/15/2014	175	174
Pulte Homes, Inc.	7.875%	6/15/2032	75	88
Target Corp.	3.375%	3/1/2008	500	498
Target Corp.	5.40%	10/1/2008	450	479
Target Corp.	6.35%	11/1/2032	100	109
The Walt Disney Co.	5.375%	6/1/2007	500	524
The Walt Disney Co.	6.375%	3/1/2012	250	275
Time Warner, Inc.	6.125%	4/15/2006	650	679
Time Warner, Inc.	6.15%	5/1/2007	525	560
Time Warner, Inc.	6.75%	4/15/2011	100	111
Time Warner, Inc.	7.625%	4/15/2031	600	688
Time Warner, Inc.	7.70%	5/1/2032	150	173
Toyota Motor Credit Corp.	4.35%	12/15/2010	200	204
Viacom International Inc.	6.625%	5/15/2011	400	443
Viacom International Inc.	5.625%	8/15/2012	300	314
Viacom International Inc.	7.875%	7/30/2030	125	153
Viacom International Inc.	5.50%	5/15/2033	100	93
Wal-Mart Stores, Inc.	4.375%	7/12/2007	250	258
Wal-Mart Stores, Inc.	6.875%	8/10/2009	200	227
Wal-Mart Stores, Inc.	4.125%	2/15/2011	350	350
Wal-Mart Stores, Inc.	7.55%	2/15/2030	500	633
Wal-Mart Stores, Inc. Canada	5.58%	5/1/2006 (2)	750	781
Yum! Brands, Inc.	8.875%	4/15/2011	200	247
Yum! Brands, Inc.	7.70%	7/1/2012	100	119
Consumer Noncyclical (2.1%)
Abbott Laboratories	5.625%	7/1/2006	300	314
Abbott Laboratories	3.50%	2/17/2009	175	174
Albertson's, Inc.	7.50%	2/15/2011	150	174
Albertson's, Inc.	7.45%	8/1/2029	150	170
Albertson's, Inc.	8.00%	5/1/2031	150	182
Altria Group, Inc.	5.625%	11/4/2008	275	281
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	475	542
Archer-Daniels-Midland Co.	8.125%	6/1/2012	300	369
Archer-Daniels-Midland Co.	5.935%	10/1/2032	150	156
AstraZeneca PLC	5.40%	6/1/2014	150	158
Baxter International, Inc.	5.25%	5/1/2007	250	260
Boston Scientific	5.45%	6/15/2014	125	129
Bottling Group LLC	4.625%	11/15/2012	525	530
Bristol-Myers Squibb Co.	4.00%	8/15/2008	250	253
Bristol-Myers Squibb Co.	5.75%	10/1/2011	550	589
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	200	200
Bunge Ltd. Finance Corp.	5.35%	4/15/2014 (2)	100	100
Campbell Soup Co.	6.75%	2/15/2011	400	454
Cia. Brasil de Bebidas AmBev	10.50%	12/15/2011	90	111
Cia. Brasil de Bedidas AmBev	8.75%	9/15/2013	150	170
CIGNA Corp.	7.40%	5/15/2007	200	219
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	800	882
Coca-Cola Enterprises Inc.	8.50%	2/1/2022	75	99
Coca-Cola Enterprises Inc.	6.75%	9/15/2028	250	284
Conagra, Inc.	7.875%	9/15/2010	575	676
Diageo Capital PLC	3.375%	3/20/2008	250	249
Eli Lilly & Co.	6.00%	3/15/2012	125	138
General Mills, Inc.	2.625%	10/24/2006	300	297
General Mills, Inc.	5.125%	2/15/2007	475	495
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	25	25
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	575	564
Grand Metropolitan Investment Corp.	9.00%	8/15/2011	675	849
H.J. Heinz Co.	6.375%	7/15/2028	225	245
H.J. Heinz Co.	6.75%	3/15/2032 (3)	100	115
Health Care Services Corp.	7.75%	6/15/2011 (2)	200	228
Hospira, Inc.	4.95%	6/15/2009	125	129
Hospira, Inc.	5.90%	6/15/2014	75	79
International Flavors & Fragrances	6.45%	5/15/2006	75	79
Johnson & Johnson	3.80%	5/15/2013	225	216
Johnson & Johnson	4.95%	5/15/2033	125	117
Kellogg Co.	6.00%	4/1/2006	300	314
Kellogg Co.	2.875%	6/1/2008	275	268
Kellogg Co.	7.45%	4/1/2031	350	432
Kimberly-Clark Corp.	5.625%	2/15/2012	100	108
Kraft Foods, Inc.	4.625%	11/1/2006	925	952
Kraft Foods, Inc.	5.625%	11/1/2011	225	238
Kraft Foods, Inc.	6.50%	11/1/2031	225	242
Kroger Co.	6.80%	4/1/2011	300	337
Kroger Co.	6.75%	4/15/2012	200	224
Kroger Co.	7.70%	6/1/2029	175	206
Kroger Co.	8.00%	9/15/2029	250	304
Merck & Co.	6.30%	1/1/2026	200	217
Merck & Co.	6.40%	3/1/2028	125	138
Pepsi Bottling Group, Inc.	7.00%	3/1/2029	250	295
Pfizer, Inc.	4.50%	2/15/2014	725	725
Philip Morris Cos., Inc.	7.00%	7/15/2005	175	180
Philip Morris Cos., Inc.	7.75%	1/15/2027	100	105
Procter & Gamble Co.	4.95%	8/15/2014	25	26
Procter & Gamble Co.	5.80%	8/15/2034	350	366
Procter & Gamble Co. ESOP	9.36%	1/1/2021 (1)	600	814
Quest Diagnostic, Inc.	6.75%	7/12/2006	325	345
Safeway, Inc.	6.50%	3/1/2011	450	491
Safeway, Inc.	5.80%	8/15/2012	125	131
Sara Lee Corp.	2.75%	6/15/2008	475	459
Sara Lee Corp.	6.125%	11/1/2032	200	212
Schering-Plough Corp.	5.30%	12/1/2013	200	203
Schering-Plough Corp.	6.50%	12/1/2033	150	157
Tyson Foods, Inc.	7.25%	10/1/2006	200	214
Tyson Foods, Inc.	8.25%	10/1/2011	200	237
Unilever Capital Corp.	6.875%	11/1/2005	400	419
Unilever Capital Corp.	7.125%	11/1/2010	150	174
UnitedHealth Group, Inc.	5.20%	1/17/2007	375	391
UnitedHealth Group, Inc.	4.125%	8/15/2009	75	75
UnitedHealth Group, Inc.	5.00%	8/15/2014	125	126
Wellpoint Health Networks Inc.	6.375%	1/15/2012	350	383
Wyeth	4.375%	3/1/2008	425	434
Wyeth	5.50%	3/15/2013	250	254
Wyeth	5.50%	2/1/2014	100	101
Wyeth	6.50%	2/1/2034	100	102
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	225	270
Anadarko Finance Co.	7.50%	5/1/2031	100	122
Anadarko Petroleum Corp.	6.125%	3/15/2012	200	219
Apache Finance Canada	7.75%	12/15/2029	75	96
Baker Hughes, Inc.	6.25%	1/15/2009	300	329
BP Capital Markets PLC	2.35%	6/15/2006	500	497
BP Capital Markets PLC	2.75%	12/29/2006	50	50
BP Capital Markets PLC	2.625%	3/15/2007	150	149
Burlington Resources, Inc.	7.40%	12/1/2031	250	303
Canadian Natural Resources	5.45%	10/1/2012	100	104
Conoco Funding Co.	5.45%	10/15/2006	500	524
Conoco Funding Co.	6.35%	10/15/2011	775	863
ConocoPhillips	5.90%	10/15/2032	500	511
Devon Financing Corp.	6.875%	9/30/2011	500	565
Devon Financing Corp.	7.875%	9/30/2031	100	122
Encana Corp.	6.50%	8/15/2034	100	108
Encana Holdings Finance Corp.	5.80%	5/1/2014	100	106
Halliburton Co.	5.50%	10/15/2010	125	131
Halliburton Co.	8.75%	2/15/2021	100	124
Kerr McGee Corp.	6.95%	7/1/2024	125	132
Marathon Oil Corp.	5.375%	6/1/2007	175	183
Marathon Oil Corp.	6.125%	3/15/2012	300	326
Marathon Oil Corp.	6.80%	3/15/2032	175	194
Nexen, Inc.	5.05%	11/20/2013	200	198
Norsk Hydro	7.25%	9/23/2027	200	238
Norsk Hydro	7.15%	1/15/2029	300	355
Occidental Petroleum	6.75%	1/15/2012	200	226
Occidental Petroleum	7.20%	4/1/2028	200	234
PanCanadian Energy Corp.	7.20%	11/1/2031	125	147
Petro-Canada	4.00%	7/15/2013	400	376
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	750	813
Sunoco, Inc.	4.875%	10/15/2014	75	74
Texaco Capital, Inc.	5.50%	1/15/2009	500	537
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	425	474
Union Oil Co. of California	5.05%	10/1/2012	300	305
Valero Energy Corp.	6.875%	4/15/2012	425	477
XTO Energy, Inc.	5.00%	1/31/2015 (2)	75	75
Technology (0.4%)
Computer Sciences Corp.	6.75%	6/15/2006	225	239
Deluxe Corp.	3.50%	10/1/2007 (2)	75	75
Eastman Kodak Co.	3.625%	5/15/2008	250	245
First Data Corp.	4.70%	11/1/2006	250	259
First Data Corp.	3.375%	8/1/2008	300	298
First Data Corp.	5.625%	11/1/2011	300	322
Hewlett-Packard Co.	5.75%	12/15/2006	425	448
Hewlett-Packard Co.	3.625%	3/15/2008	400	401
International Business Machines Corp.	6.45%	8/1/2007	600	652
International Business Machines Corp.	7.00%	10/30/2025	450	526
International Business Machines Corp.	7.125%	12/1/2096	275	319
Motorola, Inc.	7.625%	11/15/2010	400	467
Motorola, Inc.	8.00%	11/1/2011	100	120
Motorola, Inc.	7.50%	5/15/2025	200	230
Science Applications International Corp.	6.25%	7/1/2012	50	55
Science Applications International Corp.	5.50%	7/1/2033	50	47
SunGard Data Systems, Inc.	3.75%	1/15/2009	50	49
Sungard Data Systems, Inc.	4.875%	1/15/2014	50	49
Texas Instruments, Inc.	6.125%	2/1/2006	100	104
Transportation (0.6%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	325	319
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	350	388
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	325	366
Canadian National Railway Co.	6.80%	7/15/2018	375	427
Canadian Pacific Rail	6.25%	10/15/2011	450	497
Canadian Pacific Rail	7.125%	10/15/2031	100	117
CNF, Inc.	6.70%	5/1/2034	150	156
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	275	257
CSX Corp.	6.75%	3/15/2011	200	223
CSX Corp.	6.30%	3/15/2012	225	243
CSX Transp. Inc.	9.75%	6/15/2020	42	58
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	175	196
Fedex Corp.	2.65%	4/1/2007	150	148
Fedex Corp.	3.50%	4/1/2009	75	74
Hertz Corp.	6.35%	6/15/2010	100	104
Hertz Corp.	7.40%	3/1/2011	525	566
Hertz Corp.	7.625%	6/1/2012	125	136
MISC Capital Ltd.	5.00%	7/1/2009 (2)	75	77
MISC Capital Ltd.	6.125%	7/1/2014 (2)	100	106
Norfolk Southern Corp.	9.75%	6/15/2020	58	80
Norfolk Southern Corp.	7.05%	5/1/2037	150	170
Norfolk Southern Corp.	7.90%	5/15/2097	325	403
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	100	99
Southwest Airlines Co.	6.50%	3/1/2012	400	433
Southwest Airlines Co.	5.25%	10/1/2014	25	25
Union Pacific Corp.	3.625%	6/1/2010	500	481
Union Pacific Corp.	7.00%	2/1/2016	300	343
Other
Rockwell International Corp.	6.70%	1/15/2028	100	110

				128,716

Utilities (1.7%)
Electric (1.4%)
AEP Texas Central Co.	5.50%	2/15/2013	225	233
AEP Texas Central Co.	6.65%	2/15/2033	150	162
Alabama Power Co.	5.50%	10/15/2017	500	520
American Electric Power Co., Inc.	6.125%	5/15/2006	125	131
Arizona Public Service Co.	4.65%	5/15/2015	500	475
Boston Edison Co.	4.875%	4/15/2014	100	101
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	350	369
Cleveland Electric Illumination Co.	7.88%	11/1/2017	100	122
Commonwealth Edison Co.	6.15%	3/15/2012	400	441
Commonwealth Edison Co.	4.70%	4/15/2015	100	99
Consolidated Edison, Inc.	6.625%	12/15/2005	325	340
Constellation Energy Group, Inc.	6.125%	9/1/2009	500	543
Constellation Energy Group, Inc.	7.00%	4/1/2012	125	141
Consumers Energy Co.	4.25%	4/15/2008	100	101
Consumers Energy Co.	4.80%	2/17/2009	250	257
Consumers Energy Co.	5.375%	4/15/2013	100	103
Dominion Resources, Inc.	5.25%	8/1/2033	100	99
DTE Energy Co.	7.05%	6/1/2011	100	113
DTE Energy Co.	6.375%	4/15/2033	100	101
Duke Capital Corp.	6.75%	2/15/2032	175	184
Duke Energy Corp.	6.25%	1/15/2012	100	108
Duke Energy Corp.	6.45%	10/15/2032	350	367
Energy East Corp.	6.75%	6/15/2012	300	333
Entergy Gulf States	3.60%	6/1/2008	150	148
Florida Power & Light	6.875%	12/1/2005	600	629
Florida Power & Light	5.95%	10/1/2033	150	158
HQI Transelec Chile SA	7.875%	4/15/2011	525	611
Jersey Central Power & Light Co.	5.625%	5/1/2016 (2)	150	157
MidAmerican Energy Co.	6.75%	12/30/2031	625	711
National Rural Utilities Cooperative Finance Corp.	6.50%	3/1/2007	200	215
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	600	605
NiSource Finance Corp.	3.20%	11/1/2006	300	300
NiSource Finance Corp.	7.875%	11/15/2010	150	177
Oncor Electric Delivery Co.	6.375%	5/1/2012	150	166
Oncor Electric Delivery Co.	6.375%	1/15/2015	200	221
Oncor Electric Delivery Co.	7.25%	1/15/2033	200	234
Pacific Gas & Electric Co.	3.60%	3/1/2009	100	99
Pacific Gas & Electric Co.	4.20%	3/1/2011	125	123
Pacific Gas & Electric Co.	4.80%	3/1/2014	75	74
Pacific Gas& Electric Co.	6.05%	3/1/2034	525	530
PacifiCorp	6.90%	11/15/2011	275	315
Pepco Holdings, Inc.	6.45%	8/15/2012	200	218
Pepco Holdings, Inc.	7.45%	8/15/2032	100	115
Progress Energy, Inc.	6.05%	4/15/2007	100	105
Progress Energy, Inc.	7.10%	3/1/2011	850	959
PSEG Power Corp.	6.875%	4/15/2006	225	238
PSEG Power Corp.	6.95%	6/1/2012	200	225
PSEG Power Corp.	8.625%	4/15/2031	125	160
Public Service Co. of Colorado	4.375%	10/1/2008	550	562
SCANA Corp.	6.25%	2/1/2012	400	437
Southern California Edison Co.	5.00%	1/15/2014	150	152
Southern California Edison Co.	6.00%	1/15/2034	250	261
Southern California Edison Co.	5.75%	4/1/2035	125	126
United Utilities PLC	5.375%	2/1/2019	350	342
Virginia Electric & Power Co.	5.375%	2/1/2007	225	234
Wisconsin Electric Power Co.	5.625%	5/15/2033	100	100
XCEL Energy, Inc.	7.00%	12/1/2010	125	141
Natural Gas (0.3%)
Columbia Energy Group	7.62%	11/28/2025	150	159
Consolidated Natural Gas	5.375%	11/1/2006	425	444
Consolidated Natural Gas	6.25%	11/1/2011	500	544
Duke Energy Field Services	7.875%	8/16/2010	175	204
Duke Energy Field Services	8.125%	8/16/2030	150	187
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	250	278
Kinder Morgan, Inc.	6.50%	9/1/2012	500	548
Sempra Energy	6.95%	12/1/2005	625	654
Southern Union Co.	7.60%	2/1/2024	200	221
Texas Gas Transmission	4.60%	6/1/2015	150	144
Trans-Canada Pipelines	4.00%	6/15/2013	375	353

				19,027

TOTAL CORPORATE BONDS
(Cost $296,197)				304,000

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.9%)

African Development Bank	3.25%	8/1/2008	300	299
Asian Development Bank	4.875%	2/5/2007	1,025	1,069
Asian Development Bank	5.593%	7/16/2018	500	536
Bayerische Landesbank	2.875%	10/15/2008	250	243
Canadian Government	6.75%	8/28/2006	650	699
China Development Bank	4.75%	10/8/2014	200	194
Corporacion Andina de Fomento	5.20%	5/21/2013	125	125
Eksportfinans	4.375%	7/15/2009	225	231
European Investment Bank	5.625%	1/24/2006	500	520
European Investment Bank	3.00%	8/15/2006	300	302
European Investment Bank	4.875%	9/6/2006	800	831
European Investment Bank	7.125%	9/18/2006	200	216
European Investment Bank	4.625%	3/1/2007	1,300	1,352
European Investment Bank	2.375%	6/15/2007	250	246
European Investment Bank	3.00%	6/16/2008	425	422
European Investment Bank	3.375%	3/16/2009	525	522
Export Development Canada	4.00%	8/1/2007	200	204
Export-Import Bank of Korea	7.10%	3/15/2007	250	270
Federation of Malaysia	8.75%	6/1/2009	250	299
Federation of Malaysia	7.50%	7/15/2011	175	204
Hellenic Republic	6.95%	3/4/2008	250	278
Instituto de Credito Oficial	6.00%	5/19/2008	200	217
Inter-American Development Bank	5.375%	1/18/2006	100	104
Inter-American Development Bank	6.125%	3/8/2006	525	551
Inter-American Development Bank	6.375%	10/22/2007	450	491
Inter-American Development Bank	5.625%	4/16/2009	700	760
Inter-American Development Bank	8.50%	3/15/2011	325	404
Inter-American Development Bank	4.375%	9/20/2012	175	178
Inter-American Development Bank	7.00%	6/15/2025	150	181
International Bank for Reconstruction & Development	5.00%	3/28/2006	700	725
International Bank for Reconstruction & Development	4.375%	9/28/2006	625	646
International Bank for Reconstruction & Development	4.125%	8/12/2009	825	844
International Bank for Reconstruction &Development	8.875%	3/1/2026	250	366
International Finance Corp.	3.00%	4/15/2008	450	448
KFW International Finance, Inc.	2.50%	10/17/2005	1,125	1,127
KFW International Finance, Inc.	5.25%	6/28/2006	200	208
KFW International Finance, Inc.	4.75%	1/24/2007	500	520
Korea Development Bank	3.875%	3/2/2009	300	296
Korea Development Bank	4.75%	7/20/2009	250	255
Korea Development Bank	5.75%	9/10/2013	150	157
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	200	199
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	625	627
Kredit Fuer Wiederaufbau	3.375%	1/23/2008	200	201
Kredit Fuer Wiederaufbau	3.25%	3/30/2009	450	444
Landwirtschaft Rentenbank	3.375%	11/15/2007	500	502
Landwirtschaft Rentenbank	3.25%	6/16/2008	500	497
Landwirtschaft Rentenbank	3.875%	9/4/2008	250	254
Nordic Investment Bank	3.125%	4/24/2008	250	249
Oesterreich Kontrollbank	5.50%	1/20/2006	250	259
Oesterreich Kontrollbank	5.125%	3/20/2007	300	315
Ontario Hydro Electric	6.10%	1/30/2008	200	216
Pemex Project Funding Master Trust	8.50%	2/15/2008	375	421
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	575	642
Pemex Project Funding Master Trust	7.375%	12/15/2014	350	381
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	350	399
People's Republic of China	7.30%	12/15/2008	100	114
People's Republic of China	4.75%	10/29/2013	100	99
Province of British Columbia	5.375%	10/29/2008	470	505
Province of Manitoba	7.50%	2/22/2010	500	588
Province of New Brunswick	3.50%	10/23/2007	650	654
Province of Nova Scotia	5.75%	2/27/2012	125	136
Province of Ontario	3.35%	7/16/2007	50	50
Province of Ontario	5.50%	10/1/2008	1,600	1,716
Province of Quebec	5.75%	2/15/2009	550	595
Province of Quebec	5.00%	7/17/2009	500	526
Province of Quebec	7.50%	9/15/2029	250	320
Province of Saskatchewan	7.375%	7/15/2013	250	302
Quebec Hydro Electric	6.30%	5/11/2011	500	560
Quebec Hydro Electric	7.50%	4/1/2016	500	618
Region of Lombardy	5.804%	10/25/2032	250	263
Republic of Chile	5.625%	7/23/2007	450	474
Republic of Finland	5.875%	2/27/2006	125	131
Republic of Finland	4.75%	3/6/2007	125	130
Republic of Italy	4.375%	10/25/2006	500	514
Republic of Italy	3.625%	9/14/2007	2,225	2,252
Republic of Italy	3.25%	5/15/2009	50	49
Republic of Italy	5.625%	6/15/2012	1,725	1,881
Republic of Italy	6.875%	9/27/2023	425	508
Republic of Italy	5.375%	6/15/2033	50	50
Republic of Korea	8.875%	4/15/2008	200	234
Republic of Korea	4.25%	6/1/2013	250	239
Republic of Korea	4.875%	9/22/2014	50	49
Republic of South Africa	7.375%	4/25/2012	225	253
Republic of South Africa	6.50%	6/2/2014	175	187
Republic of South Africa	8.50%	6/23/2017	175	213
State of Israel	4.625%	6/15/2013	125	120
Swedish Export Credit	2.875%	1/26/2007	225	225
United Mexican States	9.875%	1/15/2007	600	683
United Mexican States	8.625%	3/12/2008	175	200
United Mexican States	4.625%	10/8/2008	325	328
United Mexican States	10.375%	2/17/2009	275	339
United Mexican States	9.875%	2/1/2010	300	370
United Mexican States	8.375%	1/14/2011	1,275	1,496
United Mexican States	7.50%	1/14/2012	200	225
United Mexican States	6.375%	1/16/2013	250	263
United Mexican States	11.375%	9/15/2016	50	74
United Mexican States	8.125%	12/30/2019	100	115
United Mexican States	8.30%	8/15/2031	1,100	1,254
United Mexican States	7.50%	4/8/2033	150	158
United Mexican States	6.75%	9/27/2034	150	144

TOTAL SOVEREIGN BONDS
(Cost $42,726)				43,350

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.95%	6/1/2023	75	72
Illinois (Taxable Pension) GO	5.10%	6/1/2033	1,350	1,279
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	250	250
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	175	217
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	175	169
Oregon (Taxable Pension) GO	5.762%	6/1/2023	125	131
Oregon (Taxable Pension) GO	5.892%	6/1/2027	125	133
Oregon School Board Assn	5.528%	6/30/2028	50	50
Wisconsin Public Service Rev	4.80%	5/1/2013	150	153
Wisconsin Public Service Rev	5.70%	5/1/2026	150	155

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,526)				2,609

TEMPORARY CASH INVESTMENT (4.1%)

Vanguard Market Liquidity Fund, 1.74%†
(Cost $44,977)			44,977,042	44,977

TOTAL INVESTMENTS (103.1%)
(Cost $1,120,526)				1,134,845

OTHER ASSETS AND LIABILITIES--NET (-3.1%)				(34,477)

NET ASSETS (100%)				$1,100,368

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $7,717,000, representing 0.7% of net assets.
(3)Adjustable-rate note.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO — General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $1,120,526,000. Net unrealized appreciation of investment securities for tax purposes was $14,319,000, consisting of unrealized gains of $16,836,000 on securities that had risen in value since their purchase and $2,517,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities. Swaps are valued daily, and the change in value is recorded as unrealized appreciation(depreciation) until the termination of the swap, at which time realized gain(loss) is recorded.

At September 30, 2004, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
10/31/2004	BA	$15,000	1.07%	$35
11/30/2004	BA	10,000	1.47	20
1/31/2005	BA	9,000	1.32	19
Federal Home Loan Mortgage Corp., 5.5% 30-Year
10/31/2004	UBS	5,000	1.61	91
Federal Home Loan Mortgage Corp. 6.0% 30-Year
10/31/2004	UBS	2,000	1.69	22
Federal National Mortgage Association, 5.0% 15-Year
10/31/2004	UBS	4,000	1.64	52
Federal National Mortgage Association, 5.0% 30-Year
10/31/2004	UBS	2,000	1.64	49
Federal National Mortgage Association, 6.0% 30-Year
11/30/2004	BS	7,000	0.85	20

				$308

*BA-Bank of America.
BS-Bear Stearns.
DBS-Deutsche Bank Securities.
UBS-UBS Warburg.
**Based on one-month London Inter-Bank Offer-Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.